Income Taxes - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined federal and provincial rate	27.00%	27.00%
Deferred tax assets	$ 2,458	$ 4,219
Uncertain tax items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision	5,200	4,600
Income tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,170,258	$ 1,376,500